Commitments and Contingencies	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies
Commitments and Contingencies
21.	Commitments and Contingencies

The Group’s lease consisted of operating leases for administrative office spaces in Wuxi in the PRC. As of March 31, 2022, the Group had no obligation under long-term operating leases and financing lease requiring minimum rentals. As of March 31, 2022, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the year ended March 31, 2022 was $90,748 and was recorded in general and administrative expense on the consolidated statements of operations. As of March 31, 2022, the Group had no future minimum payments under non-cancelable operating leases for a period greater than one year.

As of March 31, 2022, future minimum payments under non-cancelable operating leases were as follows:

Future Lease Payments

Within one year	$15,555
Total	$15,555

Other commitments

As of March 31, 2022, the Company was obligated to provide an interest-free loan with the amount of $315,050 (RMB 2,000,000) to Medical Star.

16.Commitments and Contingencies

(1)Capital commitment

Due to the impact of Covid-19, the Company entered a supplement agreement with Jimei University and Wuxi Vocational Technology College in June 2020 to transfer the IDC construction project to Wuxi Vocational Technology College. The unpaid purchase amount $2,841,903 (RMB18,675,000) of software, software copyrights and hardware are operational commitment.

(2)Operating lease commitments

The Group’s lease consisted of operating leases for administrative office spaces in Wuxi in the PRC. As of March 31, 2021, the Group had no obligation under long-term operating leases and financing lease requiring minimum rentals. As of March 31, 2021, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the year ended March 31, 2021 was $77,768 and was recorded in general and administrative expense on the consolidated statements of operations. As of March 31, 2021, the Group had no future minimum payments under non-cancelable operating leases for a period greater than one year.

As of March 31, 2021, future minimum payments under non-cancelable operating leases were as follows:

Future Lease Payments

Within one year	$58,328
Total	$58,328